AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 1997

                                                      REGISTRATION NO. 333-00009
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                         POST-EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6

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                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

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A. EXACT NAME OF TRUST:

                       GOVERNMENT SECURITIES INCOME FUND
                    MONTHLY PAYMENT U.S. TREASURY SERIES--25
                             (LADDERED MATURITIES)
                              DEFINED ASSET FUNDS
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                               SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                            PAINEWEBBER INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:




 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
 UNIT INVESTMENT TRUSTS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SMITH BARNEY INC.
                                                   TWO WORLD TRADE CENTER
                                                         101ST FLOOR
                                                     NEW YORK, NY 10048







  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048




D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:




  TERESA KONCICK, ESQ.      LAURIE A. HESSLEIN       LEE B. SPENCER, JR.
      P.O. BOX 9051        388 GREENWICH STREET      ONE NEW YORK PLAZA
PRINCETON, NJ 08543-9051    NEW YORK, NY 10013       NEW YORK, NY 10292

                                                         COPIES TO:
   DOUGLAS LOWE, ESQ.        ROBERT E. HOLLEY      PIERRE DE SAINT PHALLE,
130 LIBERTY STREET--29TH     1200 HARBOR BLVD.              ESQ.
          FLOOR             WEEHAWKEN, NJ 07087     450 LEXINGTON AVENUE
   NEW YORK, NY 10006                                NEW YORK, NY 10017




The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on February 13, 1997.

Check box if it is proposed that this filing will become effective on June 6, 1997 pursuant to paragraph (b) of Rule 485. / x /

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                                                   DEFINED ASSET FUNDSSM
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GOVERNMENT                    The objective of this Defined Fund is safety of
SECURITIES                    capital and current monthly income by investing in
INCOME FUND                   a portfolio of interest-bearing U.S. Treasury
MONTHLY PAYMENT               securities with laddered maturities. These
U.S. TREASURY                 securities are backed by the full faith and credit
SERIES--25                    of the United States government. Laddered
(LADDERED MATURITIES)         maturities will periodically return to investors
(A UNIT INVESTMENT TRUST)     approximately equal portions of principal invested
------------------------------as each security matures, ending in 2006. For many
/ / MONTHLY INCOME            foreign investors, interest income is exempt from
/ / FOREIGN HOLDERS           U.S. federal income taxes, including withholding
     TAX-EXEMPT               taxes. Interest income is subject to U.S. federal
                              income taxes for U.S. investors, but is exempt from state and local personal income taxes in all states. There can be no assurance that the Fund will achieve its objective.
                              The value of units will fluctuate with the value of the Portfolio, which will change with changes in interest rates.
                              Minimum purchase: $250







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                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                              DISAPPROVED
                              BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                              STATE
                              SECURITIES COMMISSION NOR HAS THE COMMISSION OR
                              ANY
                              STATE SECURITIES COMMISSION PASSED UPON THE
SPONSORS:                     ACCURACY
Merrill Lynch,                OR ADEQUACY OF THIS DOCUMENT. ANY REPRESENTATION
Pierce, Fenner & Smith        TO THE CONTRARY IS A CRIMINAL OFFENSE.
Incorporated                  --------------------------------------------------
Smith Barney Inc.             INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
PaineWebber Incorporated      1-800-323-1508.
Prudential Securities         PROSPECTUS DATED JUNE 6, 1997.
Incorporated                  INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN
Dean Witter Reynolds Inc.     IT FOR FUTURE REFERENCE.

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Def ined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored in the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited -- a defined portfolio. Most defined bond funds pay interest monthly -- defined income. The portfolio offers a convenient and simple way to invest -- simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined bond funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
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Defined U.S. Treasury Series
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Our defined portfolio of U.S. Treasury securities offers you a simple and convenient way to participate in the U.S. Treasury market and obtain monthly income while earning an attractive return.

INVESTMENT OBJECTIVES

To obtain safety of capital and investment flexibility as well as current monthly income distributions through investment in a fixed, laddered portfolio of interest-bearing U.S. Treasury obligations with maturities of approximately five to nine years. By utilizing an investment strategy called laddering, the Fund seeks to protect against changes in interest rates by investing a portion of the Portfolio in longer-term Securities, while if interest rates rise investors will be able to reinvest the proceeds of principal returned each year in higher yielding obligations.

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Defining Your Portfolio
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PROFESSIONAL SELECTION AND SUPERVISION

The Portfolio of Securities is selected by experienced buyers and research analysts. The Fund is not actively managed; however, it is regularly reviewed and a Security can be sold if retaining it is considered detrimental to investors' interest.

PORTFOLIO COMPOSITION

The Fund was created March 8, 1996. The information in this prospectus is as of February 28, 1997, the evaluation date.

The Portfolio contain 5 different issues of U.S. Treasury securities with fixed final maturity dates ranging from 8/15/02 to 2/15/06. The percentage relationships are as follows: 6.50% coupons maturing 5/15/05, 20%; 5.625% coupons maturing 2/15/06, 20%; 5.75% coupons maturing 8/15/03, 20%; 5.875%
coupons maturing 2/15/04, 20%; 6.375% coupons maturing 8/15/02, 20%. As each U.S. Treasury security matures, the proceeds of the maturing Security will be distributed to investors, returning approximately equal portions of principal invested each year. The U.S. Treasury securities in the Portfolio are backed by the full faith and credit of the United States.

CALL PROTECTION

100% of the aggregate face amount of the Portfolio is not subject to redemption prior to maturity but is payable in full at the stated maturity amounts.

TAX INFORMATION

In the opinion of special counsel to the Sponsors, each investor will be considered to have received the interest on his pro rata portion of each Security when interest on the Security is received by the Fund. This interest is subject to U.S. Federal income taxes for U.S. investors but exempt from state and local personal income taxes in all states. For many foreign investors, income from the Fund will be exempt from Federal income taxes.

Allowable contributions to an IRA spousal account have been increased to $4,000 from $2,250 for tax years beginning after December 31, 1996. (See
Taxes--Retirement Plans in Part B.)
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Defining Your Investment
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PUBLIC OFFERING PRICE                                                    $994.41
PER 1,000 UNITS

The Public Offering Price as of Februry 28, 1997, the evaluation date is based on the aggregate offer side value of the underlying Securities in the Fund ($53,108,179), plus a maximum sales charge of 2.041% of the value of the Securities, plus cash ($555,900), divided by the number of units outstanding (55,055,900) times 1,000. The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying Securities are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 20% of the securities were valued at a premium over par and 80% at a discount from par (see Risk Factors in Part B.)

LOW MINIMUM INVESTMENT

You can get started with a minimum purchase of $250. There is no minimum purchase for payroll deduction plans.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of Securities in the Fund will be distributed to investors periodically when the amount to be distributed is more than $5.00 per 1,000 units. As each Treasury note matures, the proceeds will be distributed to investors.

REINVESTMENT OPTION

You can elect to automatically reinvest your income distributions into additional units of the Fund. Reinvesting helps to compound your income.

TERMINATION DATE

The Fund will generally terminate no later than one year following the maturity date of the last maturing Security listed in the Portfolio. The Fund may be terminated earlier if the value is less than 40% of the face amount of securities deposited. On the evaluation date the value of the Fund was 95% of the face amount of securities deposited.

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Defining Your Costs
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SALES CHARGES

Although the Fund is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.




                                        As a %            As a %
                                    of Initial      of Secondary
                                      Offering            Market
                                 Period Public     Public Offering
                                 Offering Price            Price
                                 ----------------  -----------------
Maximum Sales Charges                   2.041%              2.00%




ESTIMATED ANNUAL FUND OPERATING EXPENSES




                                                  Per 1,000 Units
                                                  ---------------
Trustee's Fee                                        $    0.48
Portfolio Supervision and Administrative Fees        $    0.25
Evaluator's Fee                                      $    0.20
Organizational Expenses                              $    0.02
Other Operating Expenses                             $    0.14
                                                  ---------------
TOTAL                                                $    1.09




The Fund (and therefore the investors) will bear all or a portion of its organizational costs--including costs of preparing registration statements, the trust indenture and other closing documents, registering units with the SEC and the states and the initial audit of the Portfolio--as is common for mutual funds.

REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price is based on the Fund's then current net asset value (generally based on the lower bid side evaluation, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. The bid side redemption and secondary market repurchase price per 1,000 units as of the evaluation date was $974.72 ($19.69 less than the Public Offering Price). There is no fee for redeeming or selling your units.
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Defining Your Risks
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RISK FACTORS

U.S. Government securities are not affected by credit risk but are subject to changes in market value resulting from changes in interest rates. Unit price fluctuates and the value of units will decline if interest rates increase. Because of deposits of additional Securities and the maturity, possible sale or other disposition of Securities, the size, composition and return of the Portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. There is no guarantee that the Fund will achieve its investment objective.

The Fund itself is not backed by the full faith and credit of the U.S. Government (see Risk Factors in Part B).

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Defining Your Income
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MONTHLY INTEREST INCOME

The Fund pays monthly income, even though the Securities generally pay interest semi-annually.

WHAT YOU MAY EXPECT
(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):




Regular Monthly Income per 1,000 units:                  $    4.87
Annual Income per 1,000 units:                           $   58.55




These figures are estimates determined as of the evaluation date and actual payments may vary.

                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                       GOVERNMENT SECURITIES INCOME FUND

   THIS PART B OF THE PROSPECTUS MAY NOT BE DISTRIBUTED UNLESS ACCOMPANIED OR
                              PRECEDED BY PART A.
             FURTHER INFORMATION REGARDING THE FUND MAY BE OBTAINED
                           PROSPECTUS MAY BE OBTAINED
     WITHIN FIVE DAYS OF WRITING OR CALLING THE TRUSTEE, AT THE ADDRESS AND
                                THE ADDRESS AND
        TELEPHONE NUMBER SET FORTH ON THE BACK COVER OF THIS PROSPECTUS.

                                     Index




                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          3
How to Redeem or Sell Units...........................          4
Income and Distributions..............................          4
Reinvestment..........................................          5
Fund Expenses.........................................          5
                                                          PAGE
                                                        ---------
Taxes.................................................          6
Records and Reports...................................          8
Trust Indenture.......................................          8
Miscellaneous.........................................          9
Supplemental Information..............................         11
Appendix A--Sales Charge Schedules....................        a-1




FUND DESCRIPTION

PORTFOLIO SELECTION

     Professional buyers and research analysts for Defined Asset Funds, with access to extensive research, selected the Securities for the Portfolio after considering the Fund's investment objectives as well as the availability of the Securities (all Securities in the Portfolio were issued after July 18, 1984), the price of the Securities compared to similar securities and the extent to which they were trading at discounts or premiums to par, and the maturities of the Securities. Only issues meeting these stringent criteria of Defined Asset Funds dedicated research analysts are included in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Securities in the Portfolio appears in Part A of the Prospectus.

     The deposit of the Securities in the Fund on the initial date of deposit established a proportionate relationship among the face amounts of the Securities. During the 90-day period following the initial date of deposit the Sponsors may deposit additional Securities in order to create new Units, maintaining to the extent possible that original proportionate relationship. Deposits of additional Securities subsequent to the 90-day period must generally replicate exactly the proportionate relationship among the face amounts of the Securities at the end of the initial 90-day period.

     Yields on U.S. Government securities depend on many factors including general money market conditions, general conditions of the bond markets and prevailing interest rates.

     Because each Defined Asset Fund is a preselected portfolio of securities, you know the terms of the Securities before you invest. Of course, the Portfolio will change somewhat over time, as additional Securities are deposited in order to create new Units, and as Securities mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Securities are disposed of, this principal should be relatively unaffected by changes in interest rates.

PORTFOLIO SUPERVISION

     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. Experienced financial analysts regularly review the Portfolio and a Security may be sold in certain circumstances including the occurrence of a default in payment on the Security or any other securities backed by the full faith and credit of the United States, institution of certain legal proceedings, if the Security becomes inconsistent with the Fund's investment objectives, a decline in the price of the Security or the occurrence of other market or credit factors that, in the opinion of the Sponsors, makes retention of the Security detrimental to the interests of investors.

     The Sponsors and the Trustee are not liable for any default or defect in a Security. If a contract to purchase any Security fails, the Sponsors may generally deposit a replacement security so long as it is a security issued by the U.S. Treasury and has a fixed maturity date substantially similar to the failed Security. A replacement security must be deposited within 110 days after the initial date of deposit, at a cost that does not exceed the funds reserved for purchasing the failed Security and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Security, as of the date the failed contract was deposited.

RISK FACTORS

     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, securities with longer maturities will fluctuate in value more than securities with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

     Certain of the Securities may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount securities are lower than comparably rated securities selling at par because discount securities tend to increase in market value as they approach maturity. The current returns of market premium securities are higher than comparably rated securities selling at par because premium securities tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium security will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

     The U.S. Treasury obligations included in the Portfolio, though backed by the full faith and credit of the United States, are subject to changes in market value when interest rates fluctuate. The Fund seeks to protect against declining interest rates by investing a portion of the Portfolio in longer-term Securities, while if interest rates rise investors will be able to reinvest the proceeds of principal returned each year in higher yielding obligations. It is anticipated that equal portions of principal invested will be returned annually as Securities mature.

LITIGATION AND LEGISLATION

     The Sponsors do not know of any pending litigation as of the date of this Prospectus which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Securities in the Fund.

PAYMENT OF THE SECURITIES AND LIFE OF THE FUND

     The size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Securities as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

FUND TERMINATION

     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Security or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

     Notice of impending termination will be provided to investors and thereafter Units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Securities remaining in the Portfolio although any Security unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Securities, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

HOW TO BUY UNITS

PUBLIC OFFERING PRICE

     Units are available from any of the Sponsors, Underwriters and other broker-dealers at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund. In the initial offering period, the Public Offering Price is based on the next offer side evaluation of the Securities, and includes a sales charge based on the number of Units of the Fund and any other Monthly Payment U.S. Treasury Series of Government Securities Income Fund purchased on any one day by a single purchaser (see Initial Offering sales charge schedule in Appendix A). In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Bonds, and includes a sales charge based on the number of Units of the Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge schedule in Appendix A). Purchases in the secondary market of one or more Series sponsored by the Sponsors that have the same rates of sales charge may be aggregated.

     To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser. This procedure may be amended or terminated at any time without notice.

     Employees of certain Sponsors and Sponsor affiliates and non-employee directors of Merrill Lynch & Co. Inc. may purchase Units at any time at prices including a sales charge of not less than $5 per 1,000 Units.

     Net accrued interest and principal cash, if any, are added to the Public Offering Price, the Sponsors' Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Securities, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors). Securities deposited also carry accrued but unpaid interest up to the initial date of deposit. To avoid having investors pay this additional accrued interest (which earns no return) when they purchase Units, the Trustee advances and distributes this amount to the Sponsors; it recovers this advance from interest received on the Securities. Because of varying interest payment dates on the Securities, accrued interest at any time will exceed the interest actually received by the Fund.

EVALUATIONS

     Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and the following Federal holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day. Securities evaluations are generally determined on the basis of current bid or offer prices for the Securities or comparable securities or by appraisal or by any combination of these methods. Under current market conditions the bid prices for Treasury obligations of the type deposited in the Portfolio are expected to be approximately .10% less than the offer price.

Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Redeem or Sell Units below). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO REDEEM OR SELL UNITS

     You can redeem your Units at any time for net asset value. In addition, the Sponsors have maintained an uninterrupted secondary market for Units for over 20 years and will ordinarily buy back Units at net asset value. The following describes these two methods to redeem or sell Units in greater detail.

REDEEMING UNITS WITH THE TRUSTEE

     You can always redeem your Units directly with the Trustee for net asset value. This can be done by sending the Trustee a redemption request together with any Unit certificates you hold, which must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a trust instrument, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

     Within seven days after the Trustee's receipt of your request containing the necessary documents, a check will be mailed to you in an amount equal to the net asset value of your Units. Because of the sales charge, market movements or changes in the Portfolio, net asset value at the time you redeem your Units may be greater or less than the original cost of your Units. Net asset value is calculated each Business Day by adding the value of the Securities, net accrued interest, cash and the value of any other Fund assets; deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units.

     As long as the Sponsors are maintaining a secondary market for Units (as described below), the Trustee will not actually redeem your Units but will sell them to the Sponsors for net asset value. If the Sponsors are not maintaining a secondary market, the Trustee will redeem your Units for net asset value or will sell your Units in the over-the-counter market if the Trustee believes it will obtain a higher net price for your Units. If the Trustee is able to sell the Units for a net price higher than net asset value, you will receive the net proceeds of the sale.

     Securities are evaluated on the offer side during the initial offering period and on the bid side thereafter.

     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Securities selected by the Agent for the Sponsors, based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Securities would not otherwise be sold and may result in lower prices than might be realized otherwise and will also reduce the size of the Fund. If Securities are being sold during a time when additional Units are being created by the purchase of additional Securities (as described under Portfolio Selection), Securities will be sold in a manner designed to maintain, to the extent practicable, the proportionate relationship among the face amounts of each Security in the Portfolio.

     Redemptions may be suspended or payment postponed (i) if the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making disposal or evaluation of the Securities not reasonably practicable or (iii) for any other period permitted by SEC order.

SPONSORS' SECONDARY MARKET FOR UNITS

     The Sponsors, while not obligated to do so, will buy back Units at net asset value without any other fee or charge as long as they are maintaining a secondary market for Units. Because of the sales charge, market movements or changes in the portfolio, net asset value at the time you sell your Units may be greater or less than the original cost of your Units. The Sponsors may resell the Units to other buyers or redeem the Units by tendering them to the Trustee.

You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

     The Sponsors may discontinue the secondary market for Units without prior notice if the supply of Units exceeds demand or for other business reasons. Regardless of whether the Sponsors maintain a secondary market, you have the right to redeem your Units for net asset value with the Trustee at any time, as described above.

INCOME AND DISTRIBUTIONS

INCOME

     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS

     Each Unit receives an equal share of monthly distributions of interest income net of estimated expenses. Interest on the Securities is generally received by the Fund on a semi-annual or annual basis. Because interest on the Securities is not received at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received. To eliminate fluctuations in the Monthly Income Distribution, a portion of the Public Offering Price may consist of cash in an amount necessary for the Trustee to provide approximately equal interest distributions. Upon the sale or redemption of Units, investors will receive their proportionate share of this cash. In addition, if a security is sold, redeemed or otherwise disposed of, the Fund will periodically distribute to investors the portion of this cash that is attributable to the Security, as well their share of principal received from the disposition of the Security, to the extent available for distribution. As each Security in the Portfolio matures, the balance in the Capital Account will be distributed on or about the second business day following the maturity date to investors of record on the business day immediately preceding the distribution day.

     The initial estimated annual income per Unit, after deducting estimated annual Fund expenses as stated in Part A of the Prospectus, will change as Securities mature, are called or sold or otherwise disposed of, as replacement obligations are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates and the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional redemptions of Securities or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

REINVESTMENT

     Distributions of income may be reinvested by participating in the Fund's reinvestment plan.

     Purchases made pursuant to the Reinvestment Plan will be made without a sales charge. Unit prices are based on the offer side evaluation in the primary market, and the bid side evaluation in the secondary market. Under the Reinvestment Plan, the Fund will pay the distributions to the Trustee which in turn will purchase for the investor full and fractional Units of the Fund at the price determined as of the close of business on the distribution day and will add the Units to the investor's account and send the investor an account statement reflecting the reinvestment. The Sponsors reserve the right to amend, modify or terminate the reinvestment plan at any time without prior notice. Investors holding Units in 'street name' should contact their broker, dealer or financial institution if they wish to participate in the reinvestment plan. Only income distributions may be reinvested; principal distributions will be paid in cash.

FUND EXPENSES

     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's fee shown in Part A of this Prospectus assumes that the Fund will reach a size estimated by the Sponsors and is based on a sliding fee scale that reduces the per 1,000 units Trustee's fee as the size of the Fund increases. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include Trustee fees and expenses for maintaining the Fund's registration statement current with Federal and State authorities, extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Securities for this purpose if cash is not available. The Sponsors receive an annual fee currently estimated at $0.25 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. While the fee may exceed their costs of providing these services to the Fund, the total supervision fees from all Series of Government Securities Income Fund will not exceed their costs for these services to all of those Series during any calendar year. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to Defined Asset Funds, currently estimated at $0.10 per 1,000 Units. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

     All or some portion of the expenses incurred in establishing the Fund, including the cost of the initial preparation of documents relating to the Fund, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses will be paid by the Fund and amortized over five years. Any balance of the expenses incurred in establishing the Fund, as well as advertising and selling expenses will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund.

     Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results.

TAXES

     The following summary describes some of the important income tax consequences of holding Units, assuming that the investor is not a dealer, financial institution or insurance company or other investor with special circumstances. Investors should consult their tax advisers about an investment in the Fund.

     The Sponsors believe that individual investors will not be subject to any state or local personal income taxes on the interest received by the Fund and distributed to them. However, investors (including individuals) may be subject to state and local taxes on any capital gains (or 'market discount' treated as ordinary income) and to other state and local taxes (including corporate income or franchise taxes, personal property or intangibles taxes, and estate or inheritance taxes) on their Units or the income derived therefrom. In addition, individual investors (and any other investors which are not subject to state and local taxes on the interest income derived from the Fund) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by the Fund, for any amortized bond premium or for any interest on money borrowed to purchase their Units. Investors should consult their tax advisers regarding the state and local taxes that may result from an investment in the Fund.

     After the end of each calendar year, the Trustee will furnish to each investor an annual statement containing information relating to the interest received by the Fund on the Securities, the gross proceeds received by the Fund from the disposition of any Security, and the fees and expenses paid by the Fund. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:

GENERAL TREATMENT OF THE FUND

     The fund will not be taxed as a corporation for federal income tax purposes or for New York State or City purposes, and each investor will be considered to own directly a share of each Security in the Fund. Each investor will be considered to have received the interest (and accrued the 'original issue discount', if any) on his pro rata portion of each Security when interest is received (or original issue discount is accrued) by the Fund regardless of whether the interest is automatically reinvested in the Fund or used to pay Fund expenses.

INCOME OR LOSS UPON DISPOSITION

     Upon a disposition of all or part of an investor's pro rata portion of a Security (by sale, exchange or redemption of the Security or his Units), an investor will generally recognize capital gain or loss. However, gain from the disposition will generally be ordinary income to the extent of any accrued market discount. An investor will generally have market discount to the extent that his basis in a Security when he purchases a Unit is less than its stated redemption price at maturity (or, in the case of a Security issued with original issue discount, the issue price increased by original issue discount that has accrued to previous holders). Investors should consult their tax advisers in this regard.

     The excess of a non-corporate investor's net long-term capital gains over his net short-term capital losses may be subject to tax at a lower rate than ordinary income. A capital gain or loss is long-term if the investment is held for more than one year and short-term if held for one year or less. Because the deduction of capital losses is subject to limitations, an investor may not be able to deduct all of his capital losses.

INVESTOR'S BASIS IN THE BONDS

     An investor's aggregate basis in the Securities will be equal to the cost of his Units, including any sales charges and the organizational expenses borne by the investor but excluding any amount paid for accrued interest, and adjusted to reflect any accruals of 'original issue discount', 'acquisition premium' and 'bond premium'. Investors should consult their tax advisers in this regard.

ORIGINAL ISSUE DISCOUNT, ACQUISITION PREMIUM AND BOND PREMIUM

     Original issue discount accrues in accordance with a constant yield method based on a compounding of interest and is generally equal to the excess of a Security's maturity price over its original issue price. Original issue discount inclusions are reduced by accruals of acquisition premium. An investor will have acquisition premium to the extent his basis in a Security when he purchases a Unit is less than the maturity price but more than the issue price increased by any original issue discount that has accrued to previous holders.

     Generally, bond premium accruals on a bond will be based upon the excess of an investor's basis in the Security at the time of purchasing a Unit over its maturity price. If an investor has elected to amortize bond premium, which is an election that applies to all debt obligations of an investor and that can be revoked only with consent of the Internal Revenue Service, the amount amortized offsets the investor's interest from the Security and reduces the investor's basis. Investors should consult their tax advisers in this regard.

EXPENSES

     An individual investor who itemizes deductions may deduct his pro rata share of current ongoing Fund expenses only to the extent that such amount, together with the investor's other miscellaneous deductions, exceeds 2% of his adjusted gross income.

FOREIGN INVESTORS

     Notwithstanding the foregoing, an investor that is a non-resident alien individual or a foreign corporation that is not engaged in a U.S. trade or business will generally not be subject to U.S. federal income taxes, including withholding taxes, with respect to an investment in the Fund if certain requirements are met, including, the certification of foreign status and other matters. Under certain circumstances, withholding agents will file with the Internal Reveue Service foreign person information returns. Investors should consult their tax adivsers with respect to United States federal income tax consequences of ownership of Units.

                                 *     *     *

     After the end of each calendar year, the Trustee will furnish to each investor an annual statement containing information relating to the interest received by the Fund on the Securities, the gross proceeds received by the Fund from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Fund of any Security), and the fees and expenses paid by the Fund. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service.

     The Sponsors believe that investors who are individuals will not be subject to any state or local personal income taxes on the interest received by the Fund and distributed to them. However, investors (including individuals) may be subject to state and local taxes on any capital gains (or market discount treated as ordinary income) derived from the Fund and to other state and local taxes (including corporate income or franchise taxes, personal property or intangibles taxes, and estate or inheritance taxes) on their Units or the income derived therefrom. In addition, individual investors (and any other investors which are not subject to state and local taxes on the interest income derived from the Fund) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by the Fund, for any amortized bond premium or for any interest on indebtedness incurred to purchase or carry their Units. Therefore, even though the Sponsors believe that interest income from the Fund is exempt from state and local personal income taxes in all states, investors should consult their own tax advisers with respect to state and local taxation.

RETIREMENT PLANS

     This Series of Government Securities Income Fund may be well suited for purchase by Individual Retirement Accounts ('IRAs'), Keogh plans, pension funds and other qualified retirement plans, certain of which are briefly described below. Generally, capital gains and income received in each of the foregoing plans are exempt from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special 5 or 10 year averaging or tax-deferred rollover treatment. Investors in IRAs, Keogh plans and other tax-deferred retirement plans should consult their plan custodian as to the appropriate disposition of distributions. Investors considering participation in any of these plans should review specific tax laws related thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any of these plans. These plans are offered by brokerage firms, including the Sponsor of this Fund, and other financial institutions. Fees and charges with respect to such plans may vary.

     Retirement Plans for the Self-Employed--Keogh Plans. Units of the Fund may be purchased by retirement plans established for self-employed individuals, partnerships or unincorporated companies ('Keogh plans'). The assets of a Keogh plan must be held in a qualified trust or other arrangement which meets the requirements of the Code. Keogh plan participants may also establish separate IRAs (see below) to which they may contribute up to an additional $2,000 per year ($4,000 in a spousal account).

     Individual Retirement Account--IRA. Any individual can make use of a qualified IRA arrangement for the purchase of Units of the Fund. Any individual (including one covered by an employer retirement plan) can make a contribution in an IRA equal to the lesser of $2,000 ($4,000 in a spousal account) or 100% of earned income; such investment must be made in cash. However, the deductible amount an individual may contribute will be reduced if the individual's adjusted gross income exceeds $25,000 (in the case of a single individual), $40,000 (in the case of married individuals filing a joint return) or $200 (in the case of a married individual filling a separate return). Certain transactions which are prohibited under Section 408 of the Code will cause all or a portion of the amount in an IRA to be deemed to be distributed and subject to tax at that time. Unless nondeductible contributions were made in 1987 or a later year, all distributions from an IRA will be treated as ordinary income but generally are eligible for tax-deferred rollover treatment. Taxable distributions made before attainment of age 59 1/2, except in the case of the participant's death or disability or where the amount distributed is part of a series of substantially equal periodic (at least annual) payments that are to be made over the life expectancies of the participant and his or her beneficiary, are generally subject to a surtax in an amount equal to 10% of the distribution.

     Corporate Pension and Profit-Sharing Plans. A pension or profit-sharing plan for employees of a corporation may purchase Units of the Fund.

RECORDS AND REPORTS

     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Securities and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Securities held by the Fund, which may be inspected by investors at reasonable times during business hours.

     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Securities in exchange or substitution for Securities (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Securities removed and the replacement Securities deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Securities held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Securities, the gross proceeds received by the Fund from the disposition of any Security (resulting from redemption or payment at maturity or sale of any Security), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor. Investors may obtain copies of Security evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

     The Fund is a 'unit investment trust' created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

     Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

     The Financial Statements have been audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. They are included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSORS

     The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

CODE OF ETHICS

     The Agent for the Sponsors has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its personnel who have access to information on Defined Asset Funds portfolio transactions. The code is intended to prevent any act, practice or course of conduct which would operate as a fraud or deceit on any Fund and to provide guidance to these persons regarding standards of conduct consistent with the Agent's responsibilities to the Funds.

PUBLIC DISTRIBUTION

     In the initial offering period and thereafter to the extent additional Units continue to be offered for sale to the public by means of this Prospectus, Units will be distributed directly to the public by this Prospectus.

     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

     Upon sale of the Units, the Underwriters will be entitled to receive sales charges; each Underwriter's interest in the Underwriting Account will depend upon the number of Units acquired through the issuance of additional Units. The Sponsors also realize a profit or loss on deposit of the Securities equal to the difference between the cost of the Securities to the Fund (based on the offer side evaluation on their date of deposit) and the Sponsors' cost of the Securities. During the initial offering period, the Underwriting Account also may realize profits or sustain losses as a result of fluctuations after the initial date of deposit in the Public Offering Price of the Units. In maintaining a secondary market for Units, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

     Information on the performance of the Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

     Past performance may not be indicative of future results. The Fund is not actively managed. Unit price and return fluctuate with the value of the Securities in the Portfolio, so there may be a gain or loss when Units are sold.

     Fund performance may be compared to performance data from publications such as Donoghue's Money Fund Report, Lehman Brothers Intermediate Treasury Bond Index, Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's, Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

DEFINED ASSET FUNDS

     For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.

     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one. Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income. By purchasing both defined equity and defined bond funds, investors can receive attractive current income, as well as growth potential, offering some protection against inflation. From time to time various advertisements, sales literature, reports and other information furnished to current or prospective investors may present the average annual compounded rate of return of selected asset classes over various periods of time, compared to the rate of inflation over the same periods.

SUPPLEMENTAL INFORMATION

Upon writing or calling the Trustee shown on the back cover of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Securities that may be part of the Fund's Portfolio and general information about the structure and operation of the Fund.

                                   APPENDIX A

                           SIX TO TEN YEAR MATURITIES
                     INITIAL OFFERING SALES CHARGE SCHEDULE




                                                     SALES CHARGE
                                      (GROSS UNDERWRITING PROFIT)
                                     --------------------------------                           PRIMARY MARKET
                                     AS PERCENT OF      AS PERCENT OF  DEALER CONCESSION AS      CONCESSION TO
                                     OFFER SIDE PUBLIC   NET AMOUNT    PERCENT OF PUBLIC           INTRODUCING
            NUMBER OF UNITS          OFFERING PRICE        INVESTED      OFFERING PRICE                DEALERS
-----------------------------------  -----------------  -------------  -----------------------  ------------------

Less than 500,000..................           2.00%           2.041%              1.300%            $    14.40
500,000 - 999,999..................           1.50            1.523               0.975                  10.80
1,000,000 or more..................           1.00            1.010               0.650                   7.20




                     SECONDARY MARKET SALES CHARGE SCHEDULE




                                                     SALES CHARGE
                                      (GROSS UNDERWRITING PROFIT)
                                     --------------------------------
                                     AS PERCENT OF      AS PERCENT OF  DEALER CONCESSION AS
                                     BID SIDE PUBLIC     NET AMOUNT    PERCENT OF PUBLIC
            NUMBER OF UNITS          OFFERING PRICE        INVESTED      OFFERING PRICE
-----------------------------------  -----------------  -------------  -----------------------

Less than 500,000..................           2.25%           2.302%              1.463%
500,000 - 999,999..................           1.75            1.781               1.138
1,000,000 or more..................           1.25            1.266               0.813

GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of Government Securities Income Fund,
  Monthly Payment U.S. Treasury Series - 25 (Laddered Maturities), Defined Asset Funds:

We have audited the accompanying statement of condition of Government Securities Income Fund, Monthly Payment U.S. Treasury Series - 25 (Laddered Maturities), Defined Asset Funds, including the portfolio, as of February 28, 1997 and the related statements of operations and of changes in net assets for the period March 9, 1996 to February 28, 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at February 28, 1997, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Government Securities Income Fund, Monthly Payment U.S. Treasury Series - 25 (Laddered Maturities), Defined Asset Funds at February 28, 1997 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
April 28, 1997

GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION











AS OF FEBRUARY 28, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $52,722,555) (Note 1)                                             $53,005,937
  Accrued interest receivable                                                   323,064
  Cash - Principal                                                              555,900
  Deferred organization costs (Note 5)                                           48,497

            Total trust property                                             53,933,398

LESS LIABILITIES:
  Accrued Sponsors' fees                                      $     2,160
  Advance from Trustee                                            124,221
  Other liabilities (Note 5)                                       48,497
  Due to Sponsor                                                    4,174       179,052

NET ASSETS, REPRESENTED BY:
  55,055,900 units of fractional undivided interest
    outstanding (Note 3)                                       53,561,837
  Undistributed net investment income                             192,509   $53,754,346

UNIT VALUE ($53,754,346 / 55,055,900 units)                                    $0.97636


                  See Notes to Financial Statements.

GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS


                                                                        March 9, 1996
                                                                              to
                                                                         February 28,
                                                                             1997

INVESTMENT INCOME:
  Interest income                                                         $1,959,156
  Trustee's fees and expenses                                                (24,239)
  Sponsors' fees                                                              (8,164)
  Organizational costs                                                        (6,559)

  Net investment income                                                    1,920,194

UNREALIZED APPRECIATION OF INVESTMENTS                                       283,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $2,203,576













                  See Notes to Financial Statements.

GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

STATEMENT OF CHANGES IN NET ASSETS


                                                                       March 9, 1996
                                                                             to
                                                                        February 28,
                                                                            1997

OPERATIONS:
  Net investment income                                                  $ 1,920,194
  Unrealized appreciation of investments                                     283,382

  Net increase in net assets resulting from operations                     2,203,576

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)                                  (1,839,198)

CAPITAL SHARE TRANSACTIONS:
  Issuance of 54,550,800 units                                            52,884,663

NET INCREASE IN NET ASSETS                                                53,249,041

NET ASSETS AT BEGINNING OF PERIOD                                            505,305

NET ASSETS AT END OF PERIOD                                              $53,754,346

PER UNIT:
  Income distributions during period                                        $0.05388

  Net asset value at end of period                                          $0.97636

TRUST UNITS OUTSTANDING AT END OF PERIOD                                  55,055,900


                  See Notes to Financial Statements.

GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS












NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units -
Trustee's Redemption of Units" in this prospectus, Part B), except that value on March 9, 1996 was based upon offering side evaluations at March 7, 1996, the day prior to the Date of Deposit. Cost of securities at March 9, 1996 was also based on such offering side evaluations. The cost of securities deposited subsequent to the initial date of deposit are based on offering side evaluations at dates of purchase. Gains or losses on sales of securities are computed using the first-in, first-out method.

(b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(c)  Interest income is recorded as earned.

2.   DISTRIBUTIONS

     Net investment income is distributed to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income and Distributions -Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

       Cost of 55,055,900 units at Dates of Deposit                $54,365,770
       Less sales charge                                             1,087,315
       Net amount applicable to Holders                             53,278,455
       Unrealized appreciation of investments                          283,382

       Net capital applicable to Holders                           $53,561,837

4.   INCOME TAXES

     All fund items of income received, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At February 28, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the cost as shown in the Fund's portfolio.

GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

5.   DEFERRED ORGANIZATION COSTS

     Deferred organization costs are being amortized on a straight-line basis over a period of five years. "Other liabilities" includes $48,497 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 25 (Laddered Maturities),
DEFINED ASSET FUNDS

PORTFOLIO
AS OF FEBRUARY 28, 1997

       Portfolio No. and Title of             Face        Interest
               Securities                    Amount         Rate       Maturities        Cost (1)       Value(1)

1.   United States Treasury Notes         $10,900,000      6.375%       08/15/02      $10,857,601     $10,888,555

2.   United States Treasury Notes          10,900,000      5.750        08/15/03       10,424,395      10,500,188

3.   United States Treasury Notes          10,900,000      5.875        02/15/04       10,460,335      10,533,760

4.   United States Treasury Notes          10,900,000      6.500        05/15/05       10,812,263      10,865,229

5.   United States Treasury Notes          10,900,000      5.625        02/15/06       10,167,961      10,218,205

TOTAL                                     $54,500,000                                  $52,722,555    $53,005,937

(1)  See Note 1 to Financial Statements.

                         AUTHORIZATION FOR REINVESTMENT
                       GOVERNMENT SECURITIES INCOME FUND
                    MONTHLY PAYMENT U.S. TREASURY SERIES 25
                              DEFINED ASSET FUNDS
/ / Yes, I want to participate in the Fund's Reinvestment Plan and purchase additional Units or fractions of aditional Units of the Fund.
     I hereby acknowledge receipt of the Prospectus for Government Securities Income Fund, Monthly Payment U.S. Treasury Series 25 and authorize The Chase Manhattan Bank to pay distributions on my Units as indicated below (distributions to be reinvested will be paid for my account to The Chase Manhattan Bank).
/ / I want to reinvest all monthly income distributions (including capital gains) in additional Units of the Fund.
Please print or type




Name                                Registered Holder
Address
                                    Registered Holder
                               (Two signatures required if
                                      joint tenancy)
City  State  Zip Code




     Unless you complete and return this form, all distributions to you from the Monthly Payment U.S. Treasury Series 25 will be paid in cash.
     This page is a self-mailer. Please complete the information above, cut along the dotted line, fold along the lines on the reverse side, tape, and mail with the Trustee's address displayed on the outside.

12345678

BUSINESS REPLY MAIL                                              NO POSTAGE
FIRST CLASS PERMIT NO. 644, NEW YORK, NY                         NECESSARY
                                                                 IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          GOVERNMENT SECURITIES INCOME FUND                    UNITED STATES
          U.S. TREASURY SERIES--25
          THE CHASE MANHATTAN BANK
          RETAIL PROCESSING DEPARTMENT
          BOWLING GREEN STATION
          P.O. BOX 5179
          NEW YORK, NY 10274-5179




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                                                  DEFINED
                             ASSET FUNDSSM




SPONSORS/UNDERWRITERS:                  GOVERNMENT SECURITIES
Merrill Lynch,                          INCOME FUND
Pierce, Fenner & Smith Incorporated     Monthly Payment
Defined Asset Funds                     U.S. Treasury Series--25
P.O. Box 9051                           (Laddered Maturities)
Princeton, NJ 08543-9051                A Unit Investment Trust
(609) 282-8500                          This Prospectus does not contain all of
Smith Barney Inc.                       the information with respect to the
Unit Trust Department                   investment company set forth in its
388 Greenwich Street--23rd Floor        registration statement and exhibits
New York, NY 10013                      relating thereto which have been filed
(212) 816-4000                          with the Securities and Exchange
PaineWebber Incorporated                Commission, Washington, D.C. under the
1200 Harbor Boulevard                   Securities Act of 1933 and the
Weehawken, NJ 07087                     Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made.
Prudential Securities Incorporated      ------------------------------
One New York Plaza                      No person is authorized to give any
New York, NY 10292                      information or to make any
(212) 778-6164                          representations with respect to this
Dean Witter Reynolds Inc.               investment company not not contained in
Two World Trade Center--59th Floor      this Prospectus; and any information or
New York, NY 10048                      representation not contained herein must
(212) 392-2222                          not be relied upon as having been
ADDITIONAL UNDERWRITERS:                authorized.
First Montauk Securities Corp.          ------------------------------
328 Newman Spring Road                  When Units of this Fund are no longer
Red Bank, NJ 07701                      available, this Prospectus may be used
(908) 842-4700                          as a preliminary prospectus for a future
EVALUATOR:                              series, and investors should note the
Kenny S&P Evaluation Services,          following:
a division of J. J. Kenny Co., Inc.     Information contained herein is subject
65 Broadway                             to amendment. A registration statement
New York, NY 10006                      relating to securities of a future
Gruntal & Co. Incorporated              series has been filed with the
14 Wall Street                          Securities and Exchange Commission.
New York, NY 10005                      These securities may not be sold nor may
(212) 267-8800                          offers to buy be accepted prior to the
TRUSTEE:                                time the registration statement becomes
The Chase Manhattan Bank                effective.
Customer Service Retail Department      This Prospectus does not constitute an
Bowling Green Station                   offer to sell or a solicitation of an
P.O. Box 5187                           offer to buy securities in any state in
New York, NY 10274-5187                 which such offer, solicitation or sale
1-800-323-1508                          would be unlawful prior to registration
                                        or qualification under the securities
                                        laws of any such state.
                                        15185--6/97

                       GOVERNMENT SECURITIES INCOME FUND
                             DEFINED ASSET FUNDS--
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

     The following exhibits:

        1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
               October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund,
            Multistate Series--48, 1933 Act File No. 33-50247).

        4.1  --Consent of the Evaluator.

        5.1  --Consent of independent accountants.

        9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to Post Effective Amendment No. 4 to the Registration Statement of Government Securities Income Fund, Freddie Mac Series 10, 1933
     Act File No. 33-46142).

                       GOVERNMENT SECURITIES INCOME FUND
                    MONTHLY PAYMENT U.S. TREASURY SERIES--25
                              DEFINED ASSET FUNDS
                             (LADDERED MATURITIES)

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--GOVERNMENT SECURITIES INCOME FUND, MONTHLY PAYMENT U.S. TREASURY SERIES--25 (LADDERED MATURITIES) (A UNIT INVESTMENT TRUST), CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 30TH DAY OF MAY, 1997.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR




By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Merrill Lynch, Pierce,            have been filed
  Fenner & Smith Incorporated:                                under
                                                              Form SE and the
                                                              following 1933 Act
                                                              File
                                                              Number: 33-43466
                                                              and 33-51607




      HERBERT M. ALLISON, JR.
      BARRY S. FREIDBERG
      EDWARD L. GOLDBERG
      STEPHEN L. HAMMERMAN
      JEROME P. KENNEY
      DAVID H. KOMANSKY
      DANIEL T. NAPOLI
      THOMAS H. PATRICK
      JOHN L. STEFFENS
      DANIEL P. TULLY
      ROGER M. VASEY
      ARTHUR H. ZEIKEL
      By DANIEL C. TYLER
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR




By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919




      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                               SMITH BARNEY INC.
                                   DEPOSITOR




By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Smith Barney Inc.:                have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              33-49753, 33-55073
                                                              and 333-10441




      STEVEN D. BLACK
      JAMES BOSHART III
      ROBERT A. CASE
      JAMES DIMON
      ROBERT DRUSKIN
      ROBERT H. LESSIN
      WILLIAM J. MILLS, II
      MICHAEL B. PANITCH
      PAUL UNDERWOOD

      By GINA LEMON
       (As authorized signatory for
       Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR




By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039




      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR




By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Executive Committee of the Board      the following 1933 Act File
  of Directors of PaineWebber               Number: 33-55073
  Incorporated:




      JOSEPH J. GRANO, JR.
      DONALD B. MARRON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)